UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Perritt Emerging Opportunities Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.40%
	Aerospace & Defense - 2.55%
36,500	Astronics Corp. (a)	$295,650
112,500	CPI Aerostructures, Inc. (a)	691,875
66,000	Kratos Defense & Security Solutions (a)	627,660
470,000	OSI Geospatial, Inc. (a)	90,240
		1,705,425
	Air Transport - 0.98%
45,600	AeroCentury Corp. (a)	656,640
	Auto Parts & Equipment - 1.30%
87,500	SORL Auto Parts, Inc. (a)	868,000
	Biotechnology - 1.26%
125,800	Bioclinica, Inc. (a)	553,520
274,400	Commonwealth Biotechnologies, Inc. (a)	82,265
209,000	Isoray, Inc. (a)	209,000
		844,785
	Building Materials - 1.13%
55,000	MFRI, Inc. (a)	375,100
170,000	U.S. Home Systems, Inc. (a)	380,800
		755,900
	Business Services - 6.93%
132,000	Acorn Energy, Inc. (a)	827,640
1,600,654	BrandPartners Group, Inc. (a)	94,439
122,500	Fortune Industries, Inc. (a)	86,975
85,000	GP Strategies Corporation (a)	629,000
110,000	Innodata Isogen, Inc. (a)	567,600
785,000	Newtek Business Services, Inc.	745,750
168,000	Perceptron, Inc. (a)	529,200
122,855	Questar Assessment, Inc. (a)	23,342
70,000	RCM Technologies, Inc. (a)	182,000
40,000	Rentrak Corporation (a)	668,400
88,500	Smartpros Ltd. (a)	280,102
		4,634,448
	Chemical & Related Products - 1.38%
100,000	Flexible Solutions International, Inc. (Acquired 04/13/05, Cost $375,000) (a)(b)	196,000
120,000	Flexible Solutions International, Inc. (a)	235,200
25,000	KMG Chemicals, Inc.	343,750
244,400	TOR Minerals International, Inc. (a)	146,640
		921,590
	Commercial Banks - 1.00%
201,500	Pacific Premier Bancorp (a)	668,980
	Computers & Electronics - 7.43%
303,000	ADDvantage Technologies Group, Inc. (a)	651,450
260,000	American Technology Corp. (a)	358,800
360,000	Astrata Group, Inc. (a)	576
91,400	Astro-med, Inc.	662,650
75,000	Concurrent Computer Corporation (a)	321,750
59,000	CyberOptics Corp. (a)	428,340
380,000	Napco Security Systems, Inc. (a)	794,200
35,000	Rimage Corp. (a)	521,850
70,500	Socket Mobile, Inc. (a)	181,185
56,000	Spectrum Controls, Inc. (a)	577,920
62,800	Williams Controls, Inc. (a)	474,140
		4,972,861
	Consumer Products - Distributing - 1.31%
424,800	China 3C Group (a)	203,904
171,500	KSW, Inc.	673,995
		877,899
	Consumer Products - Manufacturing - 6.38%
515,000	Charles & Colvard Ltd. (a)	618,000
650,000	Emerson Radio Corp. (a)	1,560,000
64,000	Flexsteel Industries, Inc.	746,880
301,000	Hauppauge Digital, Inc. (a)	216,630
91,967	Motorcar Parts of America, Inc. (a)	526,051
202,800	Tandy Brands Accessories, Inc. (a)	598,260
		4,265,821
	Electronic Equipment & Instruments - 5.72%
184,929	Allied Motion Technologies, Inc. (a)	494,685
37,500	Espey Manufacturing & Electronics Corp.	742,125
46,900	Frequency Electronics, Inc. (a)	233,562
373,700	Iteris, Inc. (a)	504,495
360,800	Magnetek, Inc. (a)	490,688
48,000	O.I. Corporation	380,160
68,110	Schmitt Industries, Inc. (a)	229,531
216,800	Universal Power Group, Inc. (a)	747,960
		3,823,206
	Energy & Related Services - 1.04%
131,046	China Solar & Clean Energy Solutions, Inc. (Acquired 10/31/05, 3/15/05,
	and 3/5/08, Cost $441,000) (a)(b)	42,590
58,000	Mitcham Industries, Inc. (a)	429,200
56,385	TGC Industries, Inc. (a)	226,104
		697,894
	Environmental Services - 2.06%
553,000	PDG Environmental, Inc. (a)	33,180
320,000	Perma-fix Environmental Services, Inc. (a)	588,800
573,000	TurboSonic Technologies, Inc. (a)	406,830
110,000	Versar, Inc. (a)	348,700
		1,377,510
	Financial Services - 2.66%
73,500	B of I Holding, Inc. (a)	872,445
187,000	Envoy Capital Group, Inc. (a)	187,000
97,225	Hennessy Advisors, Inc.	269,800
27,660	Virtus Investment Partners, Inc. (a)	452,794
		1,782,039
	Food - 3.24%
322,000	Armanino Foods of Distinction, Inc.	154,560
69,100	G. Willi Food International Ltd. (a)	425,656
50,000	John B. Sanfilippo & Son, Inc. (a)	762,500
1,408,500	New Dragon Asia Corp. (a)	169,020
75,000	Overhill Farms, Inc. (a)	330,750
92,500	Willamette Valley Vineyard, Inc. (a)	323,750
		2,166,236
	Insurance - 0.21%
91,400	CRM Holdings Ltd. (a)	52,281
1,000,000	Penn Treaty American Corp.	85,000
		137,281
	Leisure - 1.97%
180,522	Century Casinos, Inc. (a)	453,110
226,000	Cybex International, Inc. (a)	282,500
177,000	Full House Resorts, Inc. (a)	502,680
2,700,000	IA Global, Inc. (a)	81,000
		1,319,290
	Medical Supplies & Services - 11.71%
1,032,500	AdvanSource Biomaterials Corporation (a)	320,075
100,811	Allied Healthcare International, Inc. (a)	269,165
97,500	Allied Healthcare Products, Inc. (a)	487,500
578,000	American Bio Medica Corp. (a)	57,800
58,000	American Medical Alert Corporation (a)	348,000
43,700	Birner Dental Management Services, Inc.	677,350
152,100	Carriage Services, Inc. (a)	585,585
50,500	Flamel Technologies S.A. - ADR (a)	423,190
500,000	HearUSA, Inc. (a)	695,000
799,200	Hooper Holmes, Inc. (a)	735,264
250,000	iCAD, Inc. (a)	355,000
126,203	IRIDEX Corporation (a)	365,989
165,000	NovaMed, Inc. (a)	681,450
665,000	Ophthalmic Imaging Systems, Inc. (a)	598,500
568,000	PHC, Inc. (a)	687,280
29,000	Transcend Services, Inc. (a)	544,040
		7,831,188
	Minerals & Resources - 0.93%
1,100,000	Golden Odyssey Mining, Inc. (a)	180,033
200,000	Vista Gold Corp. (a)	442,000
		622,033
	Motion Pictures - 0.96%
193,300	Ballantyne Strong, Inc. (a)	643,689
	Oil & Gas - 5.25%
325,000	Boots & Coots International Well Control, Inc. (a)	500,500
75,000	CE Franklin Ltd. (a)	491,250
449,479	Far East Energy Corp. (Acquired 12/31/04 and 10/31/05, Cost $275,000) (a)(b)	224,739
275,000	Gasco Energy, Inc. (a)	115,500
101,500	Hallador Petroleum Co. (a)	964,250
315,000	Magellan Petroleum Corp. (a)	494,550
337,500	Magnum Hunter Resources Corp. (a)	718,875
		3,509,664
	Retail - 2.78%
120,000	GTSI Corp. (a)	655,200
108,195	Hastings Entertainment, Inc. (a)	450,091
135,300	Man Sang International B.V.I. Ltd. (a)	301,719
38,000	Sport Supply Group, Inc.	451,820
		1,858,830
	Road & Rail - 0.81%
150,000	Covenant Transportation Group, Inc. - Class A (a)	540,000
	Semiconductor Related Products - 6.44%
395,000	8x8, Inc. (a)	477,950
401,500	AXT, Inc. (a)	1,164,350
200,000	FSI International, Inc. (a)	480,000
150,000	Ramtron International Corp. (a)	277,500
190,600	Sparton Corporation (a)	1,181,720
145,000	White Electronic Designs Corp. (a)	725,000
		4,306,520
	Software - 6.90%
100,275	American Software, Inc. - Class A	549,507
313,231	ARI Network Services, Inc. (a)	258,416
198,256	BSQUARE Corp. (a)	487,710
100,000	Clicksoftware Technologies Ltd. (a)	669,000
110,000	Cryptologic Limited	326,700
431,740	CTI Group Holdings, Inc. (a)	31,301
151,475	Evolving Systems, Inc. (a)	954,292
550,000	Global Med Technologies, Inc. (a)	407,000
322,800	Network Engines, Inc. (a)	471,288
840,000	Stockhouse, Inc. (a)	18,900
30,000	Versant Corp. (a)	441,000
		4,615,114
	Specialty Manufacturing - 9.75%
24,119	Alamo Group, Inc.	432,936
250,000	Baldwin Technology Company, Inc. - Class A (a)	315,000
112,000	Core Molding Technologies, Inc. (a)	334,880
222,256	Digital Ally, Inc. (a)	493,408
192,307	Electric & Gas Technology, Inc. (Acquired 8/12/09, Cost $8,538) (a)(b)	3,846
25,500	Friedman Industries, Inc.	140,250
13,000	Hurco Companies, Inc. (a)	217,880
20,000	LMI Aerospace, Inc. (a)	253,800
412,020	Manitek International, Inc. (a)	939,406
34,800	Nobility Homes, Inc. (a)	360,528
113,042	North American Galvanizing & Coatings, Inc. (a)	571,993
90,000	Northern Technologies International Corp. (a)	929,700
246,500	RF Monolithics, Inc. (a)	345,100
20,000	Universal Stainless & Alloy Products, Inc. (a)	364,600
166,666	Worldwide Energy & Manufacturing USA, Inc. (Acquired 1/26/10,
	Cost $749,997) (a)(b)	820,830
		6,524,157
	Telecommunications - 2.76%
35,127	City Telecom Hong Kong Ltd. - ADR	376,913
55,000	Globecomm Systems, Inc. (a)	399,850
311,000	Management Network Group, Inc. (a)	139,950
35,500	Micronetics, Inc. (a)	124,250
100,000	RELM Wireless Corporation (a)	313,000
160,000	Xeta Technologies, Inc. (a)	491,200
		1,845,163
	Transportation - 0.56%
300,000	Freeseas, Inc. (a)	384,000
	TOTAL COMMON STOCKS (Cost $87,242,230)	$65,156,163

	PREFERRED STOCKS - 0.30%
20,000	Pure Earth Preferred Shares (Acquired 11/30/09,
	Cost $200,000) (a)(b)(c)	$200,000
	TOTAL PREFERRED STOCKS (Cost $200,000)	$200,000

Contracts		Value
	WARRANTS - 0.00%
60,000	Astrata Group, Inc. (Acquired 4/26/2005, Cost $0)
	Expiration: 4/15/2010, Exercise Price: $3.50 (a)(b)(c)	$-
166,666	Worldwide Energy & Manufacturing USA, Inc. (Acquired 1/26/10, Cost $0)
	Expiration: 1/26/15, Exercise Price: $5.65 (a)(b)(c)	-
	TOTAL WARRANTS (Cost $0)	$-
Principal
Amount		Value
	FIXED INCOME SECURITIES - 0.37%
	Real Estate Investment Trust - 0.37%
$250,000	Monmouth Capital Corporation (Acquired 3/30/05, Cost $250,000)
	8.000%, 03/30/2015 (b)(c)	$250,000
	TOTAL FIXED INCOME SECURITIES (Cost $250,000)	$250,000

Shares		Value
	SHORT TERM INVESTMENTS - 2.18%
1,457,941	Fidelity Institutional Money Market Fund, 0.130%	$1,457,941
	TOTAL SHORT TERM INVESTMENTS (Cost $1,457,941)	$1,457,941

	Total Investments (Cost $89,150,171) - 100.25%	$67,064,104
	Liabilities in Excess of Other Assets - (0.25)%	(170,320)
	TOTAL NET ASSETS - 100.00%	$66,893,784

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
At January 31, 2010, the value of restricted securities amounted to $1,738,005 or 2.60% of Net Assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent
$450,000 or 0.67% of the Fund's Net Assets.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$89,150,171

Gross unrealized appreciation	7,098,371
Gross unrealized depreciation	(29,184,438)
Net unrealized depreciation	$(22,086,067)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to FinancialStatements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Equity
Consumer Discretionary	$ 10,975,791	$ -	$ -	$ 10,975,791
Consumer Staples	2,166,236	-	-	2,166,236
Energy	3,940,229	224,739	-	4,164,968
Financials	2,401,299	-	-	2,401,299
Health Care	8,090,388	-	-	8,090,388
Industrials	13,080,183	867,266	-	13,947,449
Information Technology	18,669,915	-	-	18,669,915
Materials	3,117,053	196,000	-	3,313,053
Telecommunication Services	1,427,064	-	-	1,427,064
Total Equity	63,868,158	1,288,005	-	65,156,163
Fixed Income
Corporate Bonds	-	250,000	-	250,000
Preferred Stock	-	200,000	-	200,000
Total Fixed Income	-	450,000	-	450,000

Short Term Investments	1,457,941	-	-	1,457,941

Total Investments in Securities	$ 65,326,099	$ 1,738,005	$ -	$ 67,064,104

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)         /s/ Michael J. Corbett
Michael J. Corbett, President

Date              3/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Michael J. Corbett
Michael J. Corbett, President

Date             3/24/10

By (Signature and Title)*       /s/ Samuel J. Schulz
Samuel J. Schulz, Treasurer

Date             3/24/10

* Print the name and title of each signing officer under his or her signature.